PENSION AND OTHER POSTEMPLOYMENT BENEFITS - Schedule of Components of Net Periodic Benefit Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit costs (credits)	$ (37)	$ (12)	$ 10
Pension | First Energy [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	131	140	139
Interest cost	374	398	428
Expected return on plan assets	(461)	(530)	(570)
Amortization of prior service costs (credits)	1	2	2
Special termination benefits	0	0	21
Pension & OPEB mark-to-market adjustments	(231)	66	108
Net periodic benefit costs (credits)	(186)	76	128
OPEB
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit costs (credits)	(28)	(27)	(29)
OPEB | First Energy [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	2	3	2
Interest cost	20	20	21
Expected return on plan assets	(38)	(35)	(31)
Amortization of prior service costs (credits)	(1)	(1)	(8)
Special termination benefits	0	0	8
Pension & OPEB mark-to-market adjustments	(22)	(44)	(30)
Net periodic benefit costs (credits)	$ (39)	$ (57)	$ (38)